Fair Value Measurements (Fair Value Hierarchy) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	$ 64	$ 987
Derivative Assets	253	170
Derivative liabilities	78	354
Recurring fair value measurements | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	64	987
Derivative Assets	0	0
Derivative liabilities	0	0
Recurring fair value measurements | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	0	0
Derivative Assets	253	170
Derivative liabilities	78	354
Recurring fair value measurements | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	0	0
Derivative Assets	0	0
Derivative liabilities	$ 0	$ 0